Earnings (Loss) Per Share (Details Textual) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings (Loss) Per Share (Textual) [Abstract]
Common or Class B share exclude issuable of common shares	2.1	3.9	5.2